OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
Prepaid Expense and Other Assets, Noncurrent [Abstract]
OTHER NON-CURRENT ASSETS
NOTE 5	-	OTHER NON-CURRENT ASSETS

	US dollars
	December 31,
(in thousands)	2017	2016

Deferred installation expenses (*)	552	682
Deposits	387	833
	939	1,515

(*)	See Note 1W.